Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co. (The)	2,126	$299,809
General Dynamics Corp.	4,431	578,777
HEICO Corp.(a)	2,842	248,959
HEICO Corp., Class A	5,094	368,449
Howmet Aerospace Inc.	28,687	374,939
Huntington Ingalls Industries Inc.	3,410	652,708
L3Harris Technologies Inc.	4,126	799,206
Lockheed Martin Corp.	2,018	785,123
Northrop Grumman Corp.	2,285	755,581
Raytheon Technologies Corp.	14,098	913,692
Spirit AeroSystems Holdings Inc., Class A	9,920	219,827
Teledyne Technologies Inc.(b)	2,548	829,807
Textron Inc.(a)	19,041	501,921
TransDigm Group Inc.	1,509	547,888

		7,876,686

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	11,788	835,769
Expeditors International of Washington Inc.	11,441	819,233
FedEx Corp.	5,287	670,233
United Parcel Service Inc., Class B	6,414	607,149
XPO Logistics Inc.(a)(b)	10,636	709,847

		3,642,231

Airlines — 0.3%
American Airlines Group Inc.(a)	30,416	365,296
Delta Air Lines Inc.	14,662	379,893
Southwest Airlines Co.	14,580	455,625
United Airlines Holdings Inc.(b)	9,247	273,526

		1,474,340

Auto Components — 0.6%
Aptiv PLC	9,258	643,894
Autoliv Inc.	10,867	652,237
BorgWarner Inc.	19,902	568,600
Lear Corp.	7,301	712,943

		2,577,674

Automobiles — 0.7%
Ford Motor Co.	95,126	484,191
General Motors Co.	22,252	495,997
Harley-Davidson Inc.(a)	23,973	523,331
Tesla Inc.(b)	2,355	1,841,327

		3,344,846

Banks — 2.6%
Bank of America Corp.	23,508	565,367
Citigroup Inc.	10,636	516,484
Citizens Financial Group Inc.	22,985	514,634
Comerica Inc.	12,592	438,957
East West Bancorp. Inc.	19,952	699,717
Fifth Third Bancorp	28,692	536,253
First Republic Bank/CA	7,876	821,388
Huntington Bancshares Inc./OH	59,048	545,604
JPMorgan Chase & Co.	5,910	565,942
KeyCorp.	45,512	530,215
M&T Bank Corp.	5,231	586,290
People’s United Financial Inc.	54,220	688,052
PNC Financial Services Group Inc. (The)	5,462	582,632
Regions Financial Corp.	52,611	565,568
Signature Bank/New York NY	7,167	768,159
SVB Financial Group(b)	3,737	721,876

Security	Shares	Value

Banks (continued)
Truist Financial Corp.	30,648	$1,143,783
U.S. Bancorp	13,741	501,547
Wells Fargo & Co.	14,433	419,279
Zions Bancorp. N.A.	17,893	565,598

		12,277,345

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	12,955	805,801
Coca-Cola Co. (The)	14,712	675,134
Constellation Brands Inc., Class A	4,547	748,845
Molson Coors Beverage Co., Class B	17,076	700,287
Monster Beverage Corp.(b)	14,192	877,208
PepsiCo Inc.	5,884	778,394

		4,585,669

Biotechnology — 3.1%
AbbVie Inc.	9,034	742,595
Alexion Pharmaceuticals Inc.(b)	7,992	858,900
Alnylam Pharmaceuticals Inc.(b)	9,733	1,281,836
Amgen Inc.	3,623	866,694
Biogen Inc.(b)	3,005	891,974
BioMarin Pharmaceutical Inc.(b)	11,557	1,063,475
Exact Sciences Corp.(a)(b)	11,024	870,676
Gilead Sciences Inc.	12,708	1,067,472
Incyte Corp.(b)	10,035	980,018
Ionis Pharmaceuticals Inc.(b)	15,353	852,552
Neurocrine Biosciences Inc.(a)(b)	7,993	784,433
Regeneron Pharmaceuticals Inc.(b)	2,471	1,299,450
Sarepta Therapeutics Inc.(b)	9,151	1,078,720
Seattle Genetics Inc.(b)	7,528	1,033,067
Vertex Pharmaceuticals Inc.(b)	3,966	996,259

		14,668,121

Building Products — 1.2%
Allegion PLC	7,473	751,335
AO Smith Corp.	17,195	728,724
Carrier Global Corp.(b)	5,354	94,819
Fortune Brands Home & Security Inc.	14,091	679,186
Johnson Controls International PLC	19,836	577,426
Lennox International Inc.(a)	3,454	644,793
Masco Corp.	18,916	776,313
Owens Corning	13,858	600,883
Trane Technologies PLC	6,617	578,458

		5,431,937

Capital Markets — 4.4%
Ameriprise Financial Inc.	5,354	615,389
Bank of New York Mellon Corp. (The)	17,078	641,108
BlackRock Inc.(c)	1,659	832,884
Blackstone Group Inc. (The), Class A	15,829	826,907
Cboe Global Markets Inc.	7,413	736,704
Charles Schwab Corp. (The)	18,862	711,475
CME Group Inc.	3,962	706,068
E*TRADE Financial Corp.	20,072	815,124
Eaton Vance Corp., NVS	18,989	696,896
FactSet Research Systems Inc.	3,391	932,525
Franklin Resources Inc.	31,913	601,241
Goldman Sachs Group Inc. (The)	3,672	673,518
Intercontinental Exchange Inc.	8,797	786,892
Invesco Ltd.	51,462	443,602
KKR & Co. Inc., Class A, NVS	28,922	729,124
MarketAxess Holdings Inc.	2,263	1,029,688
Moody’s Corp.	3,810	929,259

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	16,681	$657,732
MSCI Inc.	3,393	1,109,511
Nasdaq Inc.	8,338	914,428
Northern Trust Corp.	8,066	638,505
Raymond James Financial Inc.	9,832	648,125
S&P Global Inc.	3,163	926,379
SEI Investments Co.	14,029	714,918
State Street Corp.	11,671	735,740
T Rowe Price Group Inc.	6,957	804,438
TD Ameritrade Holding Corp.	21,101	828,636

		20,686,816

Chemicals — 2.7%
Air Products & Chemicals Inc.	3,478	784,567
Albemarle Corp.	13,627	837,107
Axalta Coating Systems Ltd.(b)	30,650	605,031
Celanese Corp.	6,842	568,365
CF Industries Holdings Inc.	19,038	523,545
Corteva Inc.(b)	32,387	848,215
Dow Inc.(b)	15,351	563,228
DuPont de Nemours Inc.	11,787	554,225
Eastman Chemical Co.	11,014	666,457
Ecolab Inc.	4,311	834,178
FMC Corp.	8,969	824,251
International Flavors & Fragrances Inc.	6,497	851,302
Linde PLC	3,840	706,522
LyondellBasell Industries NV, Class A	8,796	509,728
Mosaic Co. (The)	44,013	506,590
PPG Industries Inc.	6,492	589,668
RPM International Inc.	11,787	782,775
Sherwin-Williams Co. (The)	1,380	740,191
Westlake Chemical Corp.	12,246	532,089

		12,828,034

Commercial Services & Supplies — 1.0%
Cintas Corp.	3,278	727,159
Copart Inc.(b)	9,950	797,094
Republic Services Inc.	9,667	757,313
Rollins Inc.	23,287	931,480
Waste Connections Inc.(a)	9,468	813,396
Waste Management Inc.	7,416	741,748

		4,768,190

Communications Equipment — 0.9%
Arista Networks Inc.(b)	4,548	997,377
Cisco Systems Inc.	17,311	733,640
F5 Networks Inc.(b)	6,151	856,588
Juniper Networks Inc.	35,247	761,335
Motorola Solutions Inc.	5,227	751,695

		4,100,635

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	9,229	763,700

Construction Materials — 0.3%
Martin Marietta Materials Inc.	3,278	623,574
Vulcan Materials Co.	6,038	682,113

		1,305,687

Consumer Finance — 0.5%
Ally Financial Inc.	28,232	462,722
American Express Co.	6,621	604,166
Capital One Financial Corp.	8,567	554,799
Discover Financial Services	9,947	427,423

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	23,224	$459,603

		2,508,713

Containers & Packaging — 1.3%
Amcor PLC(b)	86,860	779,134
Avery Dennison Corp.	6,680	737,405
Ball Corp.	12,938	848,603
Crown Holdings Inc.(b)	11,787	759,201
International Paper Co.	18,815	644,414
Packaging Corp. of America	7,791	753,000
Sealed Air Corp.	23,518	672,380
Westrock Co.	21,792	701,484

		5,895,621

Distributors — 0.3%
Genuine Parts Co.	8,338	661,036
LKQ Corp.(b)	25,012	654,064

		1,315,100

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(b)	3,393	635,713
Equitable Holdings Inc.	37,432	685,754
Jefferies Financial Group Inc.	46,992	644,730
Voya Financial Inc.	15,467	698,644

		2,664,841

Diversified Telecommunication Services — 0.4%
AT&T Inc.	19,723	600,960
CenturyLink Inc.	57,828	614,133
Verizon Communications Inc.	13,031	748,631

		1,963,724

Electric Utilities — 2.6%
Alliant Energy Corp.	16,502	801,172
American Electric Power Co. Inc.	9,252	768,934
Duke Energy Corp.	9,243	782,512
Edison International	12,132	712,270
Entergy Corp.	7,301	697,318
Evergy Inc.	13,411	783,605
Eversource Energy	10,509	848,076
Exelon Corp.	18,526	686,944
FirstEnergy Corp.	18,125	748,019
NextEra Energy Inc.	3,487	805,915
NRG Energy Inc.	22,436	752,279
OGE Energy Corp.	20,411	643,355
Pinnacle West Capital Corp.	10,177	783,527
PPL Corp.	25,243	641,677
Southern Co. (The)	13,053	740,497
Xcel Energy Inc.	13,626	866,069

		12,062,169

Electrical Equipment — 0.9%
Acuity Brands Inc.	7,165	620,417
AMETEK Inc.	8,796	737,721
Eaton Corp. PLC	9,147	763,775
Emerson Electric Co.	11,442	652,537
Rockwell Automation Inc.	4,287	812,301
Sensata Technologies Holding PLC(b)	17,077	621,261

		4,208,012

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	8,339	736,000
Arrow Electronics Inc.(b)	11,223	706,151
CDW Corp./DE	6,421	711,447
Cognex Corp.(a)	17,463	964,656

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	29,276	$644,365
Flex Ltd.(a)(b)	75,477	736,655
FLIR Systems Inc.	16,754	727,124
IPG Photonics Corp.(b)	6,389	826,289
Keysight Technologies Inc.(b)	7,999	774,063
TE Connectivity Ltd.	9,027	663,123
Trimble Inc.(b)	22,482	778,552
Zebra Technologies Corp., Class A(b)	3,633	834,355

		9,102,780

Energy Equipment & Services — 0.5%
Baker Hughes Co.	39,874	556,242
Halliburton Co.	42,262	443,751
National Oilwell Varco Inc.	40,325	509,708
Schlumberger Ltd.	23,775	399,896
TechnipFMC PLC	45,133	402,135

		2,311,732

Entertainment — 1.4%
Activision Blizzard Inc.	15,813	1,007,763
Electronic Arts Inc.(b)	8,627	985,721
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	20,528	660,796
Live Nation Entertainment Inc.(b)	13,397	601,123
Netflix Inc.(b)	2,734	1,147,870
Roku Inc.(a)(b)	5,808	704,104
Take-Two Interactive Software Inc.(b)	7,073	856,187
Walt Disney Co. (The)	5,233	565,949

		6,529,513

Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	5,459	857,554
American Tower Corp.	3,772	897,736
AvalonBay Communities Inc.	3,968	646,586
Boston Properties Inc.	6,153	597,949
Camden Property Trust	7,877	693,727
Crown Castle International Corp.	6,153	980,973
Digital Realty Trust Inc.(a)	7,284	1,088,885
Duke Realty Corp.	25,013	867,951
Equinix Inc.	1,541	1,040,483
Equity LifeStyle Properties Inc.	12,726	767,505
Equity Residential	9,832	639,670
Essex Property Trust Inc.	2,703	659,802
Extra Space Storage Inc.	8,109	715,538
Federal Realty Investment Trust	6,700	557,909
Healthpeak Properties Inc.	25,326	662,022
Host Hotels & Resorts Inc.	51,340	631,995
Invitation Homes Inc.	28,901	683,509
Iron Mountain Inc.	26,516	641,157
Kimco Realty Corp.	41,230	449,819
Medical Properties Trust Inc.	44,101	755,891
Mid-America Apartment Communities Inc.	6,300	705,096
National Retail Properties Inc.	15,739	513,721
Omega Healthcare Investors Inc.	21,156	616,697
Prologis Inc.	19,147	1,708,487
Public Storage	3,904	723,997
Realty Income Corp.	10,982	603,131
Regency Centers Corp.	13,397	588,262
SBA Communications Corp.	3,621	1,049,800
Simon Property Group Inc.	5,389	359,824
SL Green Realty Corp.	10,523	558,245
Sun Communities Inc.	5,463	734,227

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	18,119	$678,919
Ventas Inc.	14,570	471,340
VEREIT Inc.	93,322	511,405
VICI Properties Inc.	35,596	620,082
Vornado Realty Trust	13,402	587,276
Welltower Inc.	10,063	515,528
Weyerhaeuser Co.	29,152	637,554
WP Carey Inc.	10,323	679,047

		27,699,299

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	2,586	783,558
Kroger Co. (The)	31,749	1,003,586
Sysco Corp.	10,175	572,547
Walgreens Boots Alliance Inc.	13,274	574,632
Walmart Inc.	6,306	766,494

		3,700,817

Food Products — 2.6%
Archer-Daniels-Midland Co.	19,838	736,783
Bunge Ltd.	16,041	636,346
Campbell Soup Co.	18,396	919,432
Conagra Brands Inc.	30,525	1,020,756
General Mills Inc.	15,927	953,868
Hershey Co. (The)	5,708	755,910
Hormel Foods Corp.(a)	20,181	945,480
Ingredion Inc.	10,861	881,913
JM Smucker Co. (The)	8,348	959,269
Kellogg Co.	13,323	872,656
Kraft Heinz Co. (The)	26,744	811,146
Lamb Weston Holdings Inc.	10,866	666,738
McCormick & Co. Inc./MD, NVS	5,233	820,744
Mondelez International Inc., Class A	15,254	784,666
Tyson Foods Inc., Class A	9,257	575,693

		12,341,400

Gas Utilities — 0.3%
Atmos Energy Corp.	7,942	809,846
UGI Corp.	20,851	629,283

		1,439,129

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	9,371	862,975
ABIOMED Inc.(a)(b)	3,966	758,498
Align Technology Inc.(a)(b)	3,276	703,849
Baxter International Inc.	10,292	913,724
Becton Dickinson and Co.	3,276	827,288
Boston Scientific Corp.(b)	19,723	739,218
Cooper Companies Inc. (The)	2,929	839,744
Danaher Corp.	5,693	930,578
Dentsply Sirona Inc.	15,583	661,343
DexCom Inc.(b)	4,216	1,413,203
Edwards Lifesciences Corp.(b)	3,392	737,760
Hologic Inc.(b)	18,687	936,219
IDEXX Laboratories Inc.(b)	3,277	909,695
Insulet Corp.(a)(b)	5,001	998,800
Intuitive Surgical Inc.(b)	1,441	736,178
Medtronic PLC	7,262	708,989
ResMed Inc.	5,853	909,088
Steris PLC	5,923	844,027
Stryker Corp.	3,968	739,754
Teleflex Inc.	2,505	840,177
Varian Medical Systems Inc.(b)	6,972	797,457

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	5,922	$1,120,798
Zimmer Biomet Holdings Inc.	5,804	694,739

		19,624,101

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	9,947	891,848
Anthem Inc.	2,862	803,449
Cardinal Health Inc.	15,698	776,737
Centene Corp.(b)	25,242	1,680,612
Cigna Corp.(b)	4,288	839,505
CVS Health Corp.	10,974	675,450
DaVita Inc.(b)	12,823	1,013,145
HCA Healthcare Inc.	6,151	675,872
Henry Schein Inc.(b)	12,936	705,788
Humana Inc.	2,586	987,387
Laboratory Corp. of America Holdings(b)	5,114	840,997
McKesson Corp.	5,347	755,264
Quest Diagnostics Inc.	8,453	930,760
UnitedHealth Group Inc.	3,047	891,156
Universal Health Services Inc., Class B	6,191	654,327

		13,122,297

Health Care Technology — 0.4%
Cerner Corp.	12,708	881,808
Veeva Systems Inc., Class A(b)	5,692	1,086,034

		1,967,842

Hotels, Restaurants & Leisure — 2.1%
Aramark	20,398	557,070
Carnival Corp.(a)	19,147	304,437
Chipotle Mexican Grill Inc.(b)	1,130	992,762
Darden Restaurants Inc.	7,761	572,684
Domino’s Pizza Inc.	3,162	1,144,423
Hilton Worldwide Holdings Inc.	8,568	648,683
Las Vegas Sands Corp.	13,166	632,231
Marriott International Inc./MD, Class A	6,151	559,372
McDonald’s Corp.	4,082	765,620
MGM Resorts International	27,771	467,386
Norwegian Cruise Line Holdings Ltd.(b)	16,848	276,307
Royal Caribbean Cruises Ltd.	7,404	346,285
Starbucks Corp.	9,488	728,014
Vail Resorts Inc.	3,696	632,016
Wynn Resorts Ltd.	7,306	624,882
Yum! Brands Inc.	8,568	740,532

		9,992,704

Household Durables — 1.3%
DR Horton Inc.	15,813	746,690
Garmin Ltd.	8,862	719,240
Leggett & Platt Inc.	16,882	593,065
Lennar Corp., Class A	14,411	721,559
Mohawk Industries Inc.(b)	6,143	538,864
Newell Brands Inc.	44,338	615,411
NVR Inc.(b)	247	765,700
PulteGroup Inc.(a)	22,367	632,315
Whirlpool Corp.	5,929	662,506

		5,995,350

Household Products — 1.0%
Church & Dwight Co. Inc.	12,627	883,764
Clorox Co. (The)	5,897	1,099,436
Colgate-Palmolive Co.(a)	12,251	860,878
Kimberly-Clark Corp.	6,262	867,162

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	6,382	$752,246

		4,463,486

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	47,566	630,249
Vistra Energy Corp.	33,105	646,872

		1,277,121

Industrial Conglomerates — 0.6%
3M Co.	4,658	707,643
General Electric Co.	71,128	483,671
Honeywell International Inc.	4,427	628,191
Roper Technologies Inc.	2,357	803,808

		2,623,313

Insurance — 4.3%
Aflac Inc.	15,351	571,671
Alleghany Corp.	1,092	582,811
Allstate Corp. (The)	7,533	766,257
American Financial Group Inc./OH	8,115	537,538
American International Group Inc.	15,238	387,502
Aon PLC	4,145	715,717
Arch Capital Group Ltd.(b)	21,308	512,031
Arthur J Gallagher & Co.	9,302	730,207
Assurant Inc.	6,733	715,314
Athene Holding Ltd., Class A(a)(b)	20,182	544,914
Brown & Brown Inc.	23,171	832,071
Chubb Ltd.	5,348	577,637
Cincinnati Financial Corp.	7,959	523,702
Erie Indemnity Co., Class A, NVS(a)	4,772	849,702
Everest Re Group Ltd.	3,277	567,347
Fidelity National Financial Inc.	18,342	496,151
Globe Life Inc.	8,748	720,310
Hartford Financial Services Group Inc. (The)	13,858	526,465
Lincoln National Corp.	14,893	528,255
Loews Corp.	17,196	596,013
Markel Corp.(b)	747	646,783
Marsh & McLennan Companies Inc.	7,758	755,086
MetLife Inc.	16,732	603,691
Principal Financial Group Inc.	15,926	579,866
Progressive Corp. (The)	11,325	875,423
Prudential Financial Inc.	8,927	556,777
Reinsurance Group of America Inc.	5,346	559,619
RenaissanceRe Holdings Ltd.(a)	4,771	696,614
Travelers Companies Inc. (The)	6,239	631,449
Unum Group	30,531	532,766
Willis Towers Watson PLC	4,433	790,360
WR Berkley Corp.	12,759	688,986

		20,199,035

Interactive Media & Services — 1.7%
Alphabet Inc., Class A(b)	286	385,156
Alphabet Inc., Class C, NVS(b)	297	400,552
Facebook Inc., Class A(b)	3,851	788,338
IAC/InterActiveCorp.(b)	3,902	872,019
Match Group Inc.(a)(b)	12,347	950,225
Pinterest Inc., Class A(b)	44,677	923,027
Snap Inc., Class A, NVS(a)(b)	59,396	1,045,964
TripAdvisor Inc.	33,127	661,546
Twitter Inc.(b)	29,382	842,676
Zillow Group Inc., Class C, NVS(a)(b)	22,943	1,008,574

		7,878,077

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.4%
Amazon.com Inc.(b)	406	$1,004,444
Booking Holdings Inc.(b)	401	593,708
eBay Inc.	24,047	957,792
Expedia Group Inc.	9,049	642,298
Grubhub Inc.(b)	24,092	1,151,357
MercadoLibre Inc.(a)(b)	1,551	905,024
Wayfair Inc., Class A(b)	10,752	1,333,678

		6,588,301

IT Services — 5.2%
Accenture PLC, Class A(a)	4,059	751,686
Akamai Technologies Inc.(b)	10,175	994,199
Alliance Data Systems Corp.	8,553	428,249
Automatic Data Processing Inc.	4,771	699,858
Black Knight Inc.(a)(b)	14,892	1,050,928
Booz Allen Hamilton Holding Corp.	12,018	882,602
Broadridge Financial Solutions Inc.	7,303	847,148
Cognizant Technology Solutions Corp., Class A	13,286	770,854
DXC Technology Co.	24,677	447,394
EPAM Systems Inc.(b)	4,208	929,505
Fidelity National Information Services Inc.	5,922	781,053
Fiserv Inc.(a)(b)	7,072	728,840
FleetCor Technologies Inc.(b)	2,884	695,765
Gartner Inc.(a)(b)	5,462	648,940
Global Payments Inc.	4,652	772,325
GoDaddy Inc., Class A(b)	12,885	894,606
International Business Machines Corp.	5,917	742,939
Jack Henry & Associates Inc.	5,921	968,380
Leidos Holdings Inc.	9,664	954,900
Mastercard Inc., Class A	2,749	755,893
MongoDB Inc.(b)	6,817	1,105,240
Okta Inc.(b)	7,533	1,139,743
Paychex Inc.	9,947	681,568
PayPal Holdings Inc.(b)	7,646	940,458
Sabre Corp.	40,191	292,189
Square Inc., Class A(b)	13,482	878,217
Twilio Inc., Class A(b)	8,847	993,518
VeriSign Inc.(b)	4,549	952,970
Visa Inc., Class A(a)	4,224	754,913
Western Union Co. (The)	33,063	630,511

		24,115,391

Leisure Products — 0.3%
Hasbro Inc.	9,142	660,144
Polaris Inc.	8,938	633,972

		1,294,116

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	11,097	850,696
Bio-Rad Laboratories Inc., Class A(b)	2,473	1,088,367
Illumina Inc.(b)	2,781	887,222
IQVIA Holdings Inc.(b)	5,801	827,165
Mettler-Toledo International Inc.(b)	1,206	868,248
PerkinElmer Inc.	9,975	903,037
Thermo Fisher Scientific Inc.	2,628	879,539
Waters Corp.(b)	4,081	763,147

		7,067,421

Machinery — 2.6%
Caterpillar Inc.	5,664	659,176
Cummins Inc.	4,656	761,256
Deere & Co.	4,728	685,844
Dover Corp.	7,992	748,451

Security	Shares	Value

Machinery (continued)
Flowserve Corp.(a)	18,573	$523,201
Fortive Corp.	11,953	764,992
IDEX Corp.	5,367	824,532
Illinois Tool Works Inc.	4,756	772,850
Ingersoll Rand Inc.(b)	5,808	168,897
Middleby Corp. (The)(b)	7,630	424,457
Otis Worldwide Corp.(b)	2,703	137,610
PACCAR Inc.	10,637	736,400
Parker-Hannifin Corp.	4,385	693,356
Pentair PLC	20,783	718,884
Snap-on Inc.	5,342	696,009
Stanley Black & Decker Inc.	5,467	602,463
WABCO Holdings Inc.(b)	6,677	897,255
Westinghouse Air Brake Technologies Corp.	11,087	625,529
Xylem Inc./NY	11,327	814,411

		12,255,573

Media — 2.1%
Altice USA Inc., Class A(b)	32,217	836,675
Charter Communications Inc., Class A(a)(b)	1,666	825,053
Comcast Corp., Class A	17,176	646,333
Discovery Inc., Class A(a)(b)	9,027	202,385
Discovery Inc., Class C, NVS(a)(b)	21,236	433,427
DISH Network Corp., Class A(a)(b)	24,081	602,386
Fox Corp., Class A, NVS	16,841	435,677
Fox Corp., Class B(b)	8,239	210,589
Interpublic Group of Companies Inc. (The)	39,846	676,585
Liberty Broadband Corp., Class C, NVS(b)	7,170	879,616
Liberty Global PLC, Class A(b)	10,978	213,193
Liberty Global PLC, Class C, NVS(b)	28,118	514,841
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	6,382	215,137
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	11,862	404,138
News Corp., Class A, NVS	69,191	685,683
Omnicom Group Inc.	10,966	625,391
Sirius XM Holdings Inc.(a)	120,116	709,885
ViacomCBS Inc., Class B, NVS	46,496	802,521

		9,919,515

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	79,738	704,087
Newmont Corp.	22,428	1,334,017
Nucor Corp.	15,811	651,255
Steel Dynamics Inc.	28,576	693,540

		3,382,899

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	51,003	633,457
Annaly Capital Management Inc.	95,883	599,269

		1,232,726

Multi-Utilities — 1.6%
Ameren Corp.	11,213	815,746
CenterPoint Energy Inc.	32,602	555,212
CMS Energy Corp.	14,197	810,507
Consolidated Edison Inc.	9,665	761,602
Dominion Energy Inc.	9,971	769,063
DTE Energy Co.	6,842	709,789
NiSource Inc.	33,407	838,850
Public Service Enterprise Group Inc.	13,858	702,739
Sempra Energy	5,693	705,078
WEC Energy Group Inc.	9,572	866,744

		7,535,330

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.7%
Dollar General Corp.	5,228	$916,468
Dollar Tree Inc.(b)	7,762	618,399
Kohl’s Corp.	15,467	285,521
Nordstrom Inc.(a)	23,781	446,607
Target Corp.	7,375	809,332

		3,076,327

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	38,020	497,302
Cabot Oil & Gas Corp.	49,977	1,080,503
Cheniere Energy Inc.(b)	14,201	663,045
Chevron Corp.	6,381	587,052
Concho Resources Inc.	12,099	686,255
ConocoPhillips	14,307	602,325
Continental Resources Inc./OK(a)	28,551	467,951
Devon Energy Corp.	40,591	506,170
Diamondback Energy Inc.	11,442	498,185
EOG Resources Inc.	11,443	543,657
Exxon Mobil Corp.	11,212	521,022
Hess Corp.	12,591	612,426
HollyFrontier Corp.	16,379	541,162
Kinder Morgan Inc./DE	40,996	624,369
Marathon Oil Corp.	74,260	454,471
Marathon Petroleum Corp.	12,938	415,051
Noble Energy Inc.	40,993	402,141
Occidental Petroleum Corp.	22,137	367,474
ONEOK Inc.	12,114	362,572
Phillips 66	6,946	508,239
Pioneer Natural Resources Co.(a)	6,487	579,354
Targa Resources Corp.	23,304	302,020
Valero Energy Corp.	8,230	521,370
Williams Companies Inc. (The)	38,490	745,551

		13,089,667

Personal Products — 0.2%
Coty Inc., Class A	72,692	396,172
Estee Lauder Companies Inc. (The), Class A	4,218	744,055

		1,140,227

Pharmaceuticals — 2.1%
Allergan PLC	4,456	834,787
Bristol-Myers Squibb Co.	21,101	1,283,152
Elanco Animal Health Inc.(b)	34,787	859,587
Eli Lilly & Co.	7,189	1,111,707
Jazz Pharmaceuticals PLC(b)	6,629	730,847
Johnson & Johnson	5,815	872,483
Merck & Co. Inc.	9,256	734,371
Mylan NV(b)	51,232	859,161
Perrigo Co. PLC	18,662	994,684
Pfizer Inc.	21,286	816,531
Zoetis Inc.	7,071	914,351

		10,011,661

Professional Services — 1.4%
CoStar Group Inc.(b)	1,504	974,983
Equifax Inc.	6,267	870,486
IHS Markit Ltd.	11,787	793,265
ManpowerGroup Inc.	9,712	721,019
Nielsen Holdings PLC	43,531	641,212
Robert Half International Inc.	15,467	731,125
TransUnion	10,172	801,452
Verisk Analytics Inc.	6,032	921,870

		6,455,412

Security	Shares	Value

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(b)	15,468	$664,041
Jones Lang LaSalle Inc.	5,484	579,001

		1,243,042

Road & Rail — 1.5%
AMERCO	2,358	660,546
CSX Corp.	11,359	752,306
JB Hunt Transport Services Inc.	7,424	750,715
Kansas City Southern	5,692	743,091
Knight-Swift Transportation Holdings Inc.(a)	23,748	882,951
Norfolk Southern Corp.	4,312	737,783
Old Dominion Freight Line Inc.(a)	6,630	963,273
Uber Technologies Inc.(a)(b)	31,911	965,946
Union Pacific Corp.	4,542	725,766

		7,182,377

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices Inc.(a)(b)	21,677	1,135,658
Analog Devices Inc.	7,294	799,422
Applied Materials Inc.	14,430	716,882
Broadcom Inc.	2,588	702,953
Intel Corp.	13,323	799,114
KLA Corp.	4,772	783,038
Lam Research Corp.	3,048	778,093
Marvell Technology Group Ltd.	31,711	847,952
Maxim Integrated Products Inc.	14,892	818,762
Microchip Technology Inc.(a)	9,142	802,028
Micron Technology Inc.(b)	17,537	839,847
NVIDIA Corp.	3,786	1,106,572
ON Semiconductor Corp.(b)	41,288	662,466
Qorvo Inc.(b)	8,422	825,609
QUALCOMM Inc.	8,800	692,296
Skyworks Solutions Inc.	8,683	901,990
Teradyne Inc.(a)	13,358	835,409
Texas Instruments Inc.	6,756	784,169
Xilinx Inc.	9,141	798,923

		15,631,183

Software — 5.1%
Adobe Inc.(b)	2,703	955,889
ANSYS Inc.(b)	3,737	978,459
Autodesk Inc.(b)	5,252	982,807
Cadence Design Systems Inc.(b)	12,714	1,031,487
CDK Global Inc.	17,423	684,375
Citrix Systems Inc.(a)	7,763	1,125,713
DocuSign Inc.(b)	12,947	1,356,198
Dropbox Inc., Class A(b)	47,093	989,895
Fortinet Inc.(b)	8,570	923,332
Guidewire Software Inc.(a)(b)	7,531	684,116
Intuit Inc.	3,053	823,730
Microsoft Corp.	4,906	879,204
NortonLifeLock Inc.	35,248	749,725
Oracle Corp.	13,897	736,124
Palo Alto Networks Inc.(b)	3,491	686,016
Paycom Software Inc.(a)(b)	3,764	982,479
PTC Inc.(b)	12,016	832,108
RingCentral Inc., Class A(b)	5,116	1,169,160
salesforce.com Inc.(b)	4,842	784,162
ServiceNow Inc.(b)	3,273	1,150,590
Splunk Inc.(a)(b)	7,336	1,029,681
SS&C Technologies Holdings Inc.	14,893	821,498
Synopsys Inc.(a)(b)	6,167	968,959

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(b)	3,105	$995,742
VMware Inc., Class A(b)	4,888	642,870
Workday Inc., Class A(b)	5,022	772,886

		23,737,205

Specialty Retail — 2.2%
Advance Auto Parts Inc.(a)	5,588	675,645
AutoZone Inc.(b)	746	761,159
Best Buy Co. Inc.	11,328	869,197
Burlington Stores Inc.(b)	4,311	787,577
CarMax Inc.(a)(b)	8,909	656,148
Gap Inc. (The)(a)	52,456	425,943
Home Depot Inc. (The)	3,276	720,163
Lowe’s Companies Inc.	7,073	740,897
O’Reilly Automotive Inc.(b)	1,896	732,501
Ross Stores Inc.	7,418	677,708
Tiffany & Co.	7,072	894,608
TJX Companies Inc. (The)	13,743	674,094
Tractor Supply Co.	8,940	906,784
Ulta Beauty Inc.(b)	3,564	776,667

		10,299,091

Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	2,789	819,408
Dell Technologies Inc., Class C(b)	15,125	645,686
Hewlett Packard Enterprise Co.	50,111	504,117
HP Inc.	41,758	647,667
NetApp Inc.	13,981	611,949
Seagate Technology PLC	14,797	739,110
Western Digital Corp.	17,191	792,161
Xerox Holdings Corp.(b)	23,056	421,694

		5,181,792

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(b)	25,357	386,694
Hanesbrands Inc.	59,166	588,110
Lululemon Athletica Inc.(b)	3,966	886,322
NIKE Inc., Class B	8,652	754,281
PVH Corp.	9,142	450,061
Ralph Lauren Corp.	7,954	586,846
Tapestry Inc.	34,097	507,363
Under Armour Inc., Class A(a)(b)	26,966	280,986
Under Armour Inc., Class C, NVS(b)	28,001	259,569
VF Corp.	9,708	564,035

		5,264,267

Security	Shares	Value

Tobacco — 0.3%
Altria Group Inc.	17,307	$679,300
Philip Morris International Inc.	9,487	707,730

		1,387,030

Trading Companies & Distributors — 0.6%
Fastenal Co.	23,633	855,987
HD Supply Holdings Inc.(b)	22,149	657,382
United Rentals Inc.(b)	5,791	744,144
WW Grainger Inc.	2,686	740,208

		2,997,721

Water Utilities — 0.4%
American Water Works Co. Inc.	7,253	882,618
Essential Utilities Inc.	20,351	850,468

		1,733,086

Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(b)	25,465	2,235,827

Total Common Stocks — 99.6% (Cost: $570,672,509)		465,275,274

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	29,707,799	29,740,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	1,240,000	1,240,000

		30,980,478

Total Short-Term Investments — 6.6% (Cost: $30,935,867)		30,980,478

Total Investments in Securities — 106.2% (Cost: $601,608,376)		496,255,752

Other Assets, Less Liabilities — (6.2)%		(29,176,635)

Net Assets — 100.0%		$467,079,117

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Size Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,579,033	18,128,766	(b)	—	29,707,799	$29,740,478	$179,376	(c)	$(34,920)		$41,548
BlackRock Cash Funds: Treasury, SL Agency Shares	605,000	635,000	(b)	—	1,240,000	1,240,000	18,889		—		—
BlackRock Inc.	1,213	4,525		(4,079)	1,659	832,884	33,044		66,275		1,534

						$31,813,362	$231,309		$31,355		$43,082

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	10	06/19/20	$300	$21,986
S&P 500 E-Mini	8	06/19/20	1,161	124,159
S&P MidCap 400 E-Mini	2	06/19/20	328	47,135

				$193,280

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$465,275,274	$—	$—	$465,275,274
Money Market Funds	30,980,478	—	—	30,980,478

	$496,255,752	$—	$—	$496,255,752

Derivative financial instruments(a)
Assets
Futures Contracts	$193,280	$—	$—	$193,280

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares